OPERATIONS AND CORPORATE REORGANIZATION-Schedule of investment in affiliate (Detail) - BRL (R$) R$ in Thousands		Apr. 30, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023 [1]	Oct. 23, 2023	Aug. 31, 2023	Oct. 31, 2022
Disclosure of operations and corporate reorganization [line items]
Acquisition consideration price					R$ 247,152
Cosan Oito SA [Member] | Vale SA [Member]
Disclosure of operations and corporate reorganization [line items]
Percentage of interest in share capital acquired in spot market		3.91%	3.91%	2.62%	2.45%	2.45%	1.75%	1.65%	1.47%
Consideration paid for acquisition in spot market						R$ 8,220,927			R$ 4,918,245
Percentage of interest in share capital acquired in private transaction			0.74%	2.03%	2.20%	2.40%	3.11%	3.21%	3.14%
Consideration paid for acquisition in private transaction						R$ 8,053,154			R$ 11,117,824
Percentage of share capital owned	[2]	3.91%	4.65%	4.65%	4.65%	4.85%	4.85%	4.85%	4.61%
Acquisition consideration price						R$ 16,274,081			R$ 16,036,069

[1]	From December 1, 2023, due to the acquisition of significant influence, the Company reclassified its share of financial investment for Investment in associates.
[2]	Cosan’s stake in Vale’s total shares.